Note 7 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Non-vested, shares (in shares) | shares	82,950
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 15.14
Granted, shares (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested, shares (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Non-vested, shares (in shares) | shares	82,950
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 15.14